UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	71.2%
DIVERSIFIED	7.3%
Colonial Properties Trust		347,100	$15,852,057
Entertainment Properties Trust		146,700	8,838,675
iStar Financial		990,000	46,361,700
Spirit Finance Corp.		899,800	13,407,020
Vornado Realty Trust		221,900	26,481,546
			110,940,998
HEALTH CARE	14.6%
Health Care Property Investors(a)		2,015,700	72,625,671
Health Care REIT		1,745,600	76,631,840
Nationwide Health Properties		1,362,200	42,582,372
Senior Housing Properties Trust		727,377	17,384,310
Ventas		335,000	14,113,550
			223,337,743
HOTEL	3.6%
DiamondRock Hospitality Co.		612,900	11,645,100
Hospitality Properties Trust		597,400	27,958,320
Strategic Hotels & Resorts		695,400	15,903,798
			55,507,218
INDUSTRIAL	3.1%
DCT Industrial Trust		1,497,800	17,718,974
First Industrial Realty Trust		247,400	11,207,220
ING Industrial Fund (Australia)		5,960,000	11,380,479
ProLogis European Properties (Netherlands)		372,800	7,743,976
			48,050,649
MORTGAGE	2.9%
Annaly Capital Management		629,500	9,744,660
Gramercy Capital Corp.		200,000	6,136,000
Newcastle Investment Corp.		1,024,274	28,403,118
			44,283,778

		Number of Shares	Value

OFFICE	12.9%
Brandywine Realty Trust		787,800	$26,320,398
Highwoods Properties		910,200	35,943,798
HRPT Properties Trust		947,200	11,650,560
ING Office Fund (Australia)		5,408,000	6,869,713
Mack-Cali Realty Corp.		1,273,400	60,652,042
Maguire Properties		1,286,100	45,733,716
Mapeley Ltd. (United Kingdom)		61,600	4,715,439
Parkway Properties		114,500	5,982,625
			197,868,291
OFFICE/INDUSTRIAL	4.5%
Liberty Property Trust		1,196,000	58,269,120
Mission West Properties		778,800	11,261,448
			69,530,568
RESIDENTIAL—APARTMENT	13.9%
American Campus Communities		318,700	9,653,423
Apartment Investment & Management Co.		374,000	21,576,060
Archstone-Smith Trust		991,467	53,816,829
Camden Property Trust		556,800	39,148,608
Education Realty Trust		399,300	5,901,654
GMH Communities Trust		604,200	6,035,958
Home Properties		701,120	37,026,147
Mid-America Apartment Communities		391,800	22,042,668
UDR		592,100	18,130,102
			213,331,449
SELF STORAGE	1.8%
Extra Space Storage		315,700	5,979,358
Sovran Self Storage		242,400	13,431,384
U-Store-It Trust		362,600	7,295,512
			26,706,254

		Number of Shares	Value

SHOPPING CENTER	6.6%
COMMUNITY CENTER	2.0%
Cedar Shopping Centers		587,200	$9,512,640
Inland Real Estate Corp.		395,700	7,257,138
Ramco-Gershenson Properties Trust		390,000	13,926,900
			30,696,678
REGIONAL MALL	4.6%
Glimcher Realty Trust		1,834,600	49,570,892
Macerich Co.		215,200	19,875,872
Primaris Retail REIT (Canada)		17,400	306,252
			69,753,016
TOTAL SHOPPING CENTER			100,449,694
TOTAL COMMON STOCK (Identified cost—$717,527,054)			1,090,006,642
PREFERRED SECURITIES—$25 PAR VALUE	35.3%
AUTOMOTIVE	0.2%
DaimlerChrysler, 7.25%, due 8/1/97, Series (CBTCS)		44,808	1,114,375
DaimlerChrysler, 7.50%, due 8/1/97, Series (CBTCS)		55,500	1,363,080
			2,477,455

		Number of Shares	Value

BANK	5.3%
BAC Capital Trust XII, 6.875%, due 8/2/55, Series C		511,750	$13,361,792
Bank of America Corp., 5.71%, Series E (FRN)		200,000	5,140,000
Citigroup Capital VIII, 6.95%, due 9/15/31		61,100	1,537,276
Citizens Funding Trust I, 7.50%, due 9/15/66		90,000	2,322,000
Cobank ACB, 7.00%, 144A, ($50 par value)(b)		200,000	10,120,000
Colonial Capital Trust IV, 7.875%, due 10/1/33		390,000	10,003,500
First Republic Bank, 6.70%, Series A		115,000	2,943,425
KeyCorp Capital IX, 6.75%		520,135	13,102,201
National City Capital Trust II, 6.625%		158,000	3,967,380
Sovereign Bancorp, 7.30%, Series C		100,000	2,735,000
Sovereign Capital Trust V, 7.75%, due 5/22/36		73,500	1,944,075
U.S. Bancorp Capital XI, 6.60%, due 9/15/66		90,800	2,309,952
Wells Fargo Capital Trust IV, 7.00%, due 9/1/31		250,000	6,327,500
Wells Fargo Capital Trust V, 7.00%, due 12/1/31		48,600	1,225,692
Zions Bancorporation, 5.875%, Series A (FRN)		160,000	4,140,000
			81,179,793
BANK—FOREIGN	3.1%
Northern Rock PLC, 8.00%, Series A		48,487	1,217,218
Royal Bank of Scotland Group PLC, 7.25%, Series H		55,600	1,431,700
Santander Finance Preferred, 5.868%, (FRN), 144A(b)		200,000	4,850,000
Santander Finance Preferred, 6.80%, 144A(b)		1,129,000	28,281,450
Santander Finance Preferred, 6.50%, 144A(b)		478,000	11,854,400
			47,634,768
ELECTRIC—INTEGRATED	3.7%
Aquila, 7.875%, due 3/1/32		59,100	1,490,502
DTE Energy Trust II, 7.50%, due 6/1/44		84,700	2,192,036
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)		355,200	8,965,248
FPL Group Capital, 6.60%, due 10/1/66, Series A		636,000	16,345,200
PPL Energy Supply LLC, 7.00%, due 7/15/46		863,000	22,446,630
PSEG Funding Trust II, 8.75%, due 12/31/32		111,900	2,866,878
Virginia Power Capital Trust II, 7.375%, due 7/30/42 (TruPS)		79,761	2,037,893
			56,344,387

		Number of Shares	Value

FINANCE	1.3%
Countrywide Capital V, 7.00%		270,000	$6,609,600
Merrill Lynch & Co., 5.85%, Series 5 (FRN)		560,000	14,061,600
			20,671,200
GAS—DISTRIBUTION	1.4%
Southern Union Co., 7.55%, Series A(c)		240,000	6,240,000
Southwest Gas Capital Trust II, 7.70%, due 9/15/43		600,000	15,306,000
			21,546,000
INSURANCE	2.8%
MULTI-LINE	0.3%
ING Groep NV, 7.05%		80,000	2,025,600
ING Groep NV, 7.20%		80,000	2,036,000
			4,061,600
PROPERTY CASUALTY	0.9%
Berkley W R Capital Trust II, 6.75%, due 7/26/45		530,000	13,462,000
PROPERTY CASUALTY—FOREIGN	0.6%
ACE Ltd., 7.80%, Series C		100,000	2,569,000
Arch Capital Group Ltd., 8.00%		177,200	4,754,276
Arch Capital Group Ltd., 7.875%, Series B		90,443	2,373,224
			9,696,500
REINSURANCE—FOREIGN	1.0%
Aspen Insurance Holdings Ltd., 7.401%, Series A		300,000	7,725,000
PartnerRe Ltd., 6.75%, Series C		86,100	2,174,886
RenaissanceRe Holdings Ltd., 6.60%, Series D		234,000	5,730,660
			15,630,546
TOTAL INSURANCE			42,850,646
MEDIA—DIVERSIFIED SERVICES	4.3%
AOL Time Warner, 7.625%, due 5/1/32, Series A-1 (CABCO)		133,600	3,478,276
CBS Corp, 6.75%, due 3/27/56		199,000	4,965,050
CBS Corp., 7.25%, due 6/30/51		257,800	6,488,826
Comcast Corp., 7.00%, due 5/15/55		828,100	21,356,699
Comcast Corp., 7.00%, due 9/15/55		690,065	17,769,174
Viacom, 6.85%, due 12/15/55		496,000	12,429,760
			66,487,785

		Number of Shares	Value

OIL—EXPLORATION AND PRODUCTION	1.0%
Nexen, 7.35%, due 11/1/43, Series B		608,660	$15,606,042

REAL ESTATE	9.1%
DIVERSIFIED	1.8%
Digital Realty Trust, 8.50%, Series A		29,000	748,780
Digital Realty Trust, 7.875%, Series B		46,900	1,205,330
Duke Realty Corp., 6.95%, Series M		157,600	3,987,280
Duke Realty Corp., 7.25%, Series N		192,900	4,998,039
iStar Financial, 7.875%, Series E		400,000	10,256,000
iStar Financial, 7.80%, Series F		183,600	4,685,472
iStar Financial, 7.65%, Series G		80,000	2,036,000
			27,916,901
HEALTH CARE	0.6%
Health Care REIT, 7.875%, Series D		115,000	3,013,000
Health Care REIT, 7.625%, Series F		21,400	551,050
Omega Healthcare Investors, 8.375%, Series D		200,000	5,160,000
			8,724,050
HOTEL	0.3%
Innkeepers USA Trust, 8.00%, Series C		73,200	1,838,052
Strategic Hotels & Resorts, 8.25%, Series B		85,000	2,163,675
			4,001,727
INDUSTRIAL	0.4%
AMB Property Corp., 6.85%, Series P		98,000	2,498,020
First Industrial Realty Trust, 7.25%, Series J		150,000	3,804,000
			6,302,020
OFFICE	1.7%
BioMed Realty Trust, 7.375%, Series A		55,000	1,386,000
Cousins Properties, 7.75%, Series A		457,500	11,730,300
HRPT Properties Trust, 8.75%, Series B		60,000	1,539,600
Kilroy Realty Corp., 7.80%, Series E		100,000	2,575,000
Maguire Properties, 7.625%, Series A		163,700	4,043,390
SL Green Realty Corp., 7.625%, Series C		100,000	2,538,000
SL Green Realty Corp., 7.875%, Series D		60,000	1,553,400
			25,365,690

		Number of Shares	Value

OFFICE/INDUSTRIAL	0.4%
PS Business Parks, 7.00%, Series H		105,364	$2,650,958
PS Business Parks, 7.95%, Series K		88,000	2,334,640
PS Business Parks, 7.20%, Series M		25,000	632,125
			5,617,723
RESIDENTIAL—APARTMENT	1.2%
Apartment Investment & Management Co., 8.00%, Series T		93,700	2,378,106
Apartment Investment & Management Co., 8.00%, Series V		101,000	2,655,290
Apartment Investment & Management Co., 7.875%, Series Y		110,000	2,863,850
Mid-America Apartment Communities, 8.30%, Series H		435,900	11,193,912
			19,091,158
SELF STORAGE	1.5%
Public Storage, 7.00%, Series G		46,100	1,176,472
Public Storage, 7.25%, Series I		435,027	11,232,397
Public Storage, 7.25%, Series K		283,000	7,324,040
Public Storage, 6.625%, Series M		120,000	2,970,000
			22,702,909
SHOPPING CENTER	1.2%
COMMUNITY CENTER	0.5%
Developers Diversified Realty Corp., 8.00%, Series G		38,700	985,302
Developers Diversified Realty Corp., 7.50%, Series I		62,720	1,603,751
Regency Centers Corp., 7.25%, Series D		160,200	4,051,458
Saul Centers, 8.00%, Series A		69,400	1,776,640
			8,417,151
REGIONAL MALL	0.7%
CBL & Associates Properties, 7.75%, Series C		69,000	1,762,260
Glimcher Realty Trust, 8.75%, Series F		171,000	4,372,470
Glimcher Realty Trust, 8.125%, Series G		173,800	4,397,140
			10,531,870
TOTAL SHOPPING CENTER			18,949,021
TOTAL REAL ESTATE			138,671,199

		Number of Shares	Value

TELECOMMUNICATION SERVICES	3.1%
AT&T, 6.375%, due 02/15/56		582,400	$14,606,592
AT&T (SBC Communications), 7.00%, due 6/1/41 (PINES)		665,900	16,913,860
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		253,605	6,332,517
United States Cellular Corp., 7.50%, due 6/15/34		166,300	4,215,705
Verizon New England, 7.00%, due 5/15/42, Series B		184,400	4,656,100
			46,724,774
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$531,797,676)			540,194,049

PREFERRED SECURITIES—CAPITAL SECURITIES	32.6%
AUTO—FOREIGN	1.3%
Porsche International Finance PLC, 7.20%		20,000,000	20,571,000

BANK	6.0%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(b)		26,100,000	26,037,934
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B		10,000,000	11,148,530
PNC Preferred Funding Trust, 6.517%, due 12/31/49, 144A(b)		5,000,000	5,158,910
Roslyn Preferred Trust I, 8.97%, due 4/1/32, (FRN), 144A(b)		7,500,000	7,543,125
Roslyn Real Estate Asset Corp., 9.00%, due 9/30/08, Series D (FRN)		80	8,036,000
Sovereign Capital Trust VI, 7.908%, due 6/13/36		15,000,000	16,721,415
Washington Mutual Preferred Funding Cayman, 7.25%, Series A-1, 144A(b)		17,000,000	16,469,566
			91,115,480

		Number of Shares	Value

BANK—FOREIGN	5.9%
BNP Paribas Capital Trust V, 7.20%		2,150,000	$2,156,551
CA Preferred Funding Trust, 7.00% (Eurobond)		18,500,000	18,737,632
CA Preferred Funding Trust II, 7.00% (Eurobond)		7,000,000	7,108,031
Caisse Nationale des Caisses d’Epargne et de Prevoyance, 6.75%, due 1/27/49		7,000,000	7,161,973
HBOS Capital Funding LP, 6.85%		23,000,000	23,268,433
HSBC Capital Funding LP, 10.176%, 144A(b)		3,680,000	5,368,355
Lloyds TSB Bank PLC, 6.90%		2,000,000	2,002,746
RBS Capital Trust B, 6.80%		19,700,000	19,778,623
Shinsei Finance II, 7.16%, 144A(b)		5,000,000	5,138,650
			90,720,994
ELECTRIC—INTEGRATED	3.4%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		2,464,000	2,510,319
Dominion Resources Capital Trust III, 8.40%, due 1/15/31		18,732,000	22,628,237
DPL Capital Trust II, 8.125%, due 9/1/31		3,000,000	3,667,500
Entergy Louisiana LLC, 6.95%, 144A(b)		40,000	3,960,000
PPL Capital Funding, 6.70%, due 3/30/67, Series A		15,000,000	14,769,930
Southern California Edison Co., 6.125%, due 9/30/10, Series B		41,900	4,159,413
			51,695,399
FINANCE	6.0%
CREDIT CARD	0.9%
Capital One Capital III, 7.686%, due 8/15/36		13,000,000	13,990,353
DIVERSIFIED FINANCIAL SERVICES	2.0%
Old Mutual Capital Funding, 8.00% (Eurobond)		29,200,000	30,441,000
INVESTMENT BANKER/BROKER	2.4%
JP Morgan Chase Capital XIX, 6.625%, due 9/29/36, Series S		182,100	4,685,433
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R		10,000,000	10,455,810
JP Morgan Chase Capital XXI, 6.31%, due 2/2/37, Series U, (FRN)		4,000,000	4,057,420
NBP Capital Trust III, 7.375%, due 10/29/49		16,900,000	17,479,366
			36,678,029

		Number of Shares	Value

MORTGAGE LOAN/BROKER	0.7%
Countrywide Capital III, 8.05%, due 6/15/27, Series B (SKIS)		10,000,000	$10,689,490
TOTAL FINANCE			91,798,872
FOOD	1.2%
Dairy Farmers of America, 7.875%, 144A(b)(d)		95,000	9,491,450
Gruma S.A., 7.75%, due 12/29/49, 144A(b)		9,000,000	9,157,500
			18,648,950
INSURANCE	6.1%
FINANCIAL GUARANTEE	0.5%
Security Capital Assurance Ltd., 6.88%, due 12/31/49, 144A(b)		8,000,000	8,000,000

LIFE/HEALTH INSURANCE	2.4%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(b)		5,000,000	5,226,685
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(b)		3,000,000	2,962,944
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b)		20,000,000	19,554,740
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b)		8,230,000	8,623,509
			36,367,878
MULTI-LINE	3.1%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B		10,750,000	11,183,451
AXA, 7.10%, due 5/29/49 (Eurobond)		21,500,000	21,868,123
AXA SA, 6.463%, due 12/31/49, 144A(b)		5,000,000	4,902,420
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(b)		5,000,000	4,973,115
USF&G Capital, 8.312%, due 7/1/46, 144A(b)		3,845,000	4,670,848
			47,597,957
REINSURANCE—FOREIGN	0.1%
Axis Capital Holdings Ltd., 7.50%, Series B		20,000	2,100,000
TOTAL INSURANCE			94,065,835

		Number of Shares	Value

MULTI UTILITIES	0.3%
Dominion Resources, 7.50%, due 6/30/66		4,100,000	$4,417,738

OIL—EXPLORATION AND PRODUCTION	0.8%
Pemex Project Funding Master Trust, 7.75%		12,000,000	12,477,000

TELECOMMUNICATION SERVICES	1.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b)		12,954	14,868,575
Citizens Communications Co., 7.125%, due 3/15/19, 144A(b)		6,000,000	5,970,000
			20,838,575
TRANSPORT—RAIL	0.2%
BNSF Funding Trust I, 6.613%, due 12/15/55		3,000,000	2,796,066
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$492,439,035)			499,145,909

		Principal Amount

CORPORATE BONDS	3.2%
CELLULAR TELECOMMUNICATIONS	0.1%
Rogers Wireless Communications, 8.00%, due 12/15/12, 144A(b)		$1,000,000	1,065,000
GAS UTILITIES	1.1%
Southern Union Co., 7.20%, due 11/1/66, (FRN)		17,000,000	17,222,071
MEDIA	0.7%
Cablevision Systems Corp., 8.00%, due 4/15/12		2,700,000	2,754,000
CSC Holdings, 7.625%, due 7/15/18		3,500,000	3,552,500
Rogers Cable, 8.75%, due 5/1/32		3,000,000	3,720,000
			10,026,500

		Principal Amount	Value

REAL ESTATE	0.3%
BF Saul REIT, 7.50%, due 3/1/14		$5,000,000	$5,100,000

TELECOMMUNICATION SERVICES	1.0%
Citizens Communications Co, 7.875%, due 1/15/27, 144Ab		2,000,000	2,055,000
Citizens Communications Co, 9.00%, due 8/15/31		7,500,000	8,250,000
Embarq Corp., 7.995%, due 6/1/36		5,500,000	5,695,696
			16,000,696
TOTAL CORPORATE BONDS (Identified cost—$47,775,745)			49,414,267

COMMERCIAL PAPER	4.0%
San Paolo U.S. Finance Co., 4.15, due 4/2/07 (Identified cost—$60,811,989)		60,819,000	60,811,989

TOTAL INVESTMENTS (Identified cost—$1,850,351,499)	146.3%		2,239,572,856

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1%		17,429,387

LIQUIDATION VALUE OF PREFERRED SHARES	(47.4)%		(726,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $31.73 per share based on 48,251,666 shares of common stock outstanding)	100.0%		$1,531,002,243

Glossary of Portfolio Abbreviations

CABCO	Corporate Asset Backed Corporation
CBTCS	Corporate Backed Trust Certificates
FRN	Floating Rate Note
PINES	Public Income Notes
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
SKIS	Subordinated Capital Income Securities
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 75,000 shares segregated as collateral for interest rate swap transactions.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 14.8% of net assets applicable to common shares.

(c) 74,000 shares segregated as collateral for interest rate swap transactions.

(d) Fair valued security. Aggregate holdings equal 0.6% of net assets applicable to common shares.

Note 1. Investments in Interest Rate Swaps

	Notional	Fixed	Floating Rate(a)		Unrealized
Counterparty	Amount	Rate	(reset monthly)	Termination Date	Appreciation
Merrill Lynch Derivative Products AG	$43,625,000	3.320%	5.320%	October 22, 2007	$489,348
Merrill Lynch Derivative Products AG	$58,500,000	3.207%	5.320%	October 2, 2008	1,591,706
Merrill Lynch DerivativeProducts AG	$20,000,000	3.410%	5.320%	January 13, 2009	533,035
Royal Bank of Canada	$58,125,000	3.398%	5.320%	August 25, 2007	453,133
Royal Bank of Canada	$43,250,000	3.452%	5.320%	September 16, 2008	959,667
UBS AG	$58,125,000	3.990%	5.320%	August 25, 2009	1,148,675
UBS AG	$58,125,000	4.397%	5.320%	August 25, 2010	799,304
UBS AG	$58,125,000	4.595%	5.320%	August 25, 2011	598,695
					$6,573,563

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2007.

Note 2. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 3. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$394,925,815
Gross unrealized depreciation	5,704,458
Net unrealized appreciation	$389,221,357

Cost for federal income tax purposes	$1,850,351,499

Item 2.	Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2007